Insurance Net Investment Result - Summary of Interest Revenue on Financial Instruments Measured at Fair Value Through Profit or Loss (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	€ 186	€ 89	€ 49
Non Derivative Assets [Member] | Applying the fair value option [member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	65	89	49
Non Derivative Assets [Member] | Failing the SPPI criteria [member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	13
Income Or Loss From Insurance And Investment Contracts [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	637	737	575
Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts With Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	197	231	182
Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts Without Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	308	369	265
Income Or Loss From Insurance And Investment Contracts [Member] | Investment Contracts With Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	132	137	128
Income Or Loss From Insurance And Investment Contracts [Member] | Derivatives [member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	(4)
Income Or Loss From Insurance And Investment Contracts [Member] | Derivatives [member] | Insurance Contracts Without Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	(4)
Income Or Loss From Insurance And Investment Contracts [Member] | Non Derivative Assets [Member] | Applying the fair value option [member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	340	422	358
Income Or Loss From Insurance And Investment Contracts [Member] | Non Derivative Assets [Member] | Applying the fair value option [member] | Insurance Contracts With Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	197	231	182
Income Or Loss From Insurance And Investment Contracts [Member] | Non Derivative Assets [Member] | Applying the fair value option [member] | Insurance Contracts Without Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	11	54	48
Income Or Loss From Insurance And Investment Contracts [Member] | Non Derivative Assets [Member] | Applying the fair value option [member] | Investment Contracts With Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	132	137	128
Income Or Loss From Insurance And Investment Contracts [Member] | Non Derivative Assets [Member] | Failing the SPPI criteria [member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	301	315	217
Income Or Loss From Insurance And Investment Contracts [Member] | Non Derivative Assets [Member] | Failing the SPPI criteria [member] | Insurance Contracts With Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	0
Income Or Loss From Insurance And Investment Contracts [Member] | Non Derivative Assets [Member] | Failing the SPPI criteria [member] | Insurance Contracts Without Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	301	€ 315	€ 217
Income Or Loss From Insurance And Investment Contracts [Member] | Non Derivative Assets [Member] | Failing the SPPI criteria [member] | Investment Contracts With Direct Participating Features [Member]
Disclosure Of Insurance Net Investment Result In Interest Revenue On Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Interest revenue on financial instruments measured at FVPL	€ 0